CONTRACT BALANCES	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
CONTRACT BALANCES
NOTE 12 – CONTRACT BALANCES

Contract liabilities primarily represent the Company’s obligation to transfer additional goods or services to a customer for which the Company has received consideration. The consideration received remains a contract liability until goods or services have been provided to the customer.

The following table provides information about contract liabilities from contracts with customers:

	December 31,
	2018	2017
Customer deposits	$283,869	$316,394
Customer deposits – related parties	4,800,384	-
	$5,084,253	$316,394